Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 12, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	COMMUNITY FIRST BANCORP
Entity Central Index Key	0001047446
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 6,176,197
Entity Common Stock, Shares Outstanding		4,171,275
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 3,354,856	$ 1,711,068
Interest bearing deposits due from banks	121,554,963	39,170,864
Cash and cash equivalents	124,909,819	40,881,932
Debt securities available-for-sale	124,093,866	169,368,635
Equity securities available-for-sale	316,937
Debt securities held-to-maturity (fair value of $4,751,617 for 2011 and $6,816,698 for 2010)	4,395,700	6,388,693
Federal Home Loan Bank stock, at cost	1,143,100	1,362,800
Loans	224,656,130	256,834,367
Allowance for loan losses	(4,358,678)	(5,755,859)
Loans - net	220,297,452	251,078,508
Premises and equipment - net	8,928,752	8,169,927
Accrued interest receivable	1,878,988	2,491,378
Bank-owned life insurance	10,015,998	9,666,366
Foreclosed assets	18,305,962	11,394,924
Deferred income tax assets, net		2,233,364
Other assets	2,826,000	2,722,589
Total assets	517,112,574	505,759,116
Deposits
Noninterest bearing	68,465,554	46,844,126
Interest bearing	395,376,661	398,465,882
Total deposits	463,842,215	445,310,008
Accrued interest payable	1,153,596	1,698,204
Short-term borrowings		5,000,000
Long-term debt	6,500,000	6,500,000
Other liabilities	2,551,900	1,939,475
Total liabilities	474,047,711	460,447,687
Commitments and contingent liabilities (Note N)
Shareholders' equity
Common stock - no par value; 10,000,000 shares authorized; issued and outstanding - 4,152,334 for 2011 and 3,972,976 for 2010	40,668,435	39,930,838
Additional paid-in capital	747,621	747,621
Retained earnings (deficit)	(3,013,839)	1,396,233
Accumulated other comprehensive income	1,536,431	110,522
Total shareholders' equity	43,064,863	45,311,429
Total liabilities and shareholders' equity	517,112,574	505,759,116
Series A Preferred Stock
Shareholders' equity
Preferred Stock	3,126,215	3,126,215
Preferred Stock
Shareholders' equity
Preferred Stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Debt securities held-to-maturity, fair value (in dollars)	$ 4,751,617	$ 6,816,698
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,152,334	3,972,976
Common stock, shares outstanding	4,152,334	3,972,976
Series A Preferred Stock
Preferred Stock - dividend rate (as a percent)	5.00%	5.00%
Preferred Stock - liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, shares authorized	5,000	5,000
Preferred Stock, shares issued	3,150	3,150
Preferred Stock, shares outstanding	3,150	3,150
Preferred Stock
Preferred Stock, shares authorized	9,995,000	9,995,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Consolidated Statements of Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 14,165,057	$ 15,939,090	$ 16,517,132
Securities
Taxable	3,934,390	5,016,231	5,568,337
Tax-exempt	686,157	762,917	811,052
Other, including federal funds sold	10,500	4,383	6,737
Interest bearing deposits due from banks	131,808	117,736	47,314
Total interest income	18,927,912	21,840,357	22,950,572
Interest expense
Time deposits $100,000 and over	1,900,252	3,026,908	3,751,612
Other deposits	2,918,669	5,241,714	6,718,320
Short-term borrowings	264		47,195
Long-term debt	254,873	284,651	365,850
Total interest expense	5,074,058	8,553,273	10,882,977
Net interest income	13,853,854	13,287,084	12,067,595
Provision for loan losses	7,375,000	4,525,000	4,355,000
Net interest income after provision	6,478,854	8,762,084	7,712,595
Other income
Service charges on deposit accounts	1,091,878	1,243,793	1,406,988
Credit life insurance commissions	6,801	11,989	15,777
Mortgage brokerage income	99,916	184,336	178,347
Gain (loss) on sales of securities available-for-sale	(6,242)		90,076
Debit card transaction fees	661,945	632,466	542,282
Increase in value of life insurance contracts	349,632	376,951	368,765
Bargain purchase income from acquisition	847,629
Other income	178,388	113,420	115,780
Total other income	3,229,947	2,562,955	2,718,015
Other expenses
Salaries and employee benefits	4,956,959	4,890,784	4,931,004
Net occupancy expense	582,434	548,488	511,944
Furniture and equipment expense	372,484	368,599	392,392
FDIC insurance expense	927,346	1,098,669	711,033
Debit card transaction expenses	364,171	460,057	409,740
Expenses of foreclosed assets	1,848,657	306,807	131,613
Other expense	2,503,466	2,436,903	2,160,951
Total other expenses	11,555,517	10,110,307	9,248,677
Income (loss) before income taxes	(1,846,716)	1,214,732	1,181,933
Income tax expense	1,575,324	101,834	81,219
Net income (loss)	(3,422,040)	1,112,898	1,100,714
Deductions for amounts not available to common shareholders:
Dividends declared or accumulated on preferred stock	157,500	177,188
Net income (loss) available to common shareholders	$ (3,579,540)	$ 935,710	$ 1,100,714
Per common share
Net income (loss) (in dollars per share)	$ (0.86)	$ 0.22	$ 0.26
Net income (loss), assuming dilution (in dollars per share)	$ (0.86)	$ 0.22	$ 0.26

Consolidated Statements of Income (Parenthetical) (Minimum, USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum
Time deposits	$ 100,000	$ 100,000	$ 100,000

Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income
Balance at Dec. 31, 2008	$ 39,927,623	$ 37,084,462		$ 747,621	$ 1,768,552	$ 326,988
Balance (in shares) at Dec. 31, 2008		3,564,279
Comprehensive income (loss):
Net income (loss)	1,100,714				1,100,714		1,100,714
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	318,356					318,356	318,356
Reclassification adjustment, net of income tax effects of $2,241 and $32,337 for the year ended 2011 and 2009, respectively	(57,739)					(57,739)	(57,739)
Total other comprehensive income (loss)	260,617						260,617
Total comprehensive income (loss)	1,361,331						1,361,331
Net proceeds from issuing 3,150 shares of preferred stock (issuance costs of $23,785)	3,126,215		3,126,215
Exercise of employee stock options	486,232	486,232
Exercise of employee stock options (in shares)		45,532
Common stock repurchased and cancelled	(79,985)	(79,985)
Common stock repurchased and cancelled (in shares)		(7,490)
Declaration of 5% stock dividend	(3,105)	1,431,914			(1,435,019)
Declaration of 5% stock dividend (in shares)		180,094
Balance at Dec. 31, 2009	44,818,311	38,922,623	3,126,215	747,621	1,434,247	587,605
Balance (in shares) at Dec. 31, 2009		3,782,415
Comprehensive income (loss):
Net income (loss)	1,112,898				1,112,898		1,112,898
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	(477,083)					(477,083)	(477,083)
Total other comprehensive income (loss)	(477,083)						(477,083)
Total comprehensive income (loss)	635,815						635,815
Payment of dividends on preferred stock	(157,500)				(157,500)
Exercise of employee stock options	16,873	16,873
Exercise of employee stock options (in shares)		1,744
Declaration of 5% stock dividend	(2,070)	991,342			(993,412)
Declaration of 5% stock dividend (in shares)		188,817
Balance at Dec. 31, 2010	45,311,429	39,930,838	3,126,215	747,621	1,396,233	110,522
Balance (in shares) at Dec. 31, 2010	3,972,976	3,972,976
Comprehensive income (loss):
Net income (loss)	(3,422,040)				(3,422,040)		(3,422,040)
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	1,421,908					1,421,908	1,421,908
Reclassification adjustment, net of income tax effects of $2,241 and $32,337 for the year ended 2011 and 2009, respectively	4,001					4,001	4,001
Total other comprehensive income (loss)	1,425,909						1,425,909
Total comprehensive income (loss)	(1,996,131)						(1,996,131)
Payment of dividends on preferred stock	(157,500)				(157,500)
Common stock repurchased and cancelled	(91,634)	(91,634)
Common stock repurchased and cancelled (in shares)		(18,078)
Declaration of 5% stock dividend	(1,301)	829,231			(830,532)
Declaration of 5% stock dividend (in shares)		197,436
Balance at Dec. 31, 2011	$ 43,064,863	$ 40,668,435	$ 3,126,215	$ 747,621	$ (3,013,839)	$ 1,536,431
Balance (in shares) at Dec. 31, 2011	4,152,334	4,152,334

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Shareholders' Equity
Unrealized net holding gains on available-for-sale securities arising during the period, income tax effects	$ 796,357	$ 267,196	$ 178,299
Reclassification adjustment, income tax effects	2,241		32,337
Net proceeds from issuing of preferred stock, shares			3,150
Net proceeds from issuing of preferred stock, issuance costs			$ 23,785
Declaration of stock, dividend (as a percent)	5.00%	5.00%	5.00%

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (3,422,040)	$ 1,112,898	$ 1,100,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Provision for loan losses	7,375,000	4,525,000	4,355,000
Depreciation	363,646	381,494	391,764
Deferred income taxes	2,129,283	(274,286)	(206,887)
Amortization of net loan fees and costs	(54,837)	(81,891)	(138,490)
Securities accretion and premium amortization	704,572	1,433,684	845,582
Deferred compensation expense		543,050	486,197
(Gains) losses realized on sales of available-for-sale securities	6,242		(90,076)
Gain on acquisition	(847,629)
Accretion of cash surrender value of life insurance	(349,632)	(376,951)	(368,765)
Loss on sale of foreclosed assets	59,929	20,086	290
Subsequent writedowns of foreclosed assets	1,274,221
Decrease (increase) in interest receivable	873,126	(67,265)	351,675
Decrease in interest payable	(618,058)	(345,359)	(1,001,418)
Decrease (increase) in prepaid expenses and other assets	261,991	1,502,378	(2,673,045)
Increase in other accrued expenses	576,363	8,501	20,277
Net cash provided by operating activities	8,332,177	8,381,339	3,072,818
Investing activities
Purchases of available-for-sale securities	(81,272,039)	(168,055,438)	(133,699,046)
Maturities, calls and paydowns of available-for-sale securities	132,244,202	138,219,666	112,429,490
Proceeds of sales of available-for-sale securities	4,442,548		5,851,147
Maturities, calls and paydowns of held-to-maturity securities	1,992,141	2,634,593	2,881,173
Purchases of Federal Home Loan Bank stock		(195,700)	(126,000)
Proceeds of redemptions of Federal Home Loan Bank stock	219,700	139,400	39,100
Net decrease (increase) in loans made to customers	26,989,328	(536,137)	(6,856,415)
Net cash acquired in business combination	2,351,096
Purchases of premises and equipment	(36,975)	(81,739)	(206,193)
Proceeds from sale of foreclosed assets	843,713	901,913	1,276,094
Capitalized additions to other real estate owned		(28,631)	(266,228)
Proceeds from redemptions of bank-owned life insurance			1,062,152
Purchases of bank-owned life insurance			(1,500,000)
Net cash provided (used) by investing activities	87,773,714	(27,002,073)	(19,114,726)
Financing activities
Net increase in demand deposits, interest bearing transaction accounts and savings accounts	31,165,483	15,940,120	3,581,980
Net (decrease) increase in certificates of deposit and other time deposits	(37,993,052)	(7,277,843)	16,950,568
Net (decrease) increase in short-term borrowings	(5,000,000)	5,000,000
Repayment of long-term debt		(1,500,000)	(1,500,000)
Net proceeds from issuing preferred stock (issuance costs of $23,785)			3,126,215
Payment of cash in lieu of fractional shares for common stock dividend	(1,301)	(2,070)	(6,515)
Payment of divdends on preferred stock	(157,500)	(157,500)
Exercise of employee stock options		16,873	486,232
Common stock repurchased and cancelled	(91,634)		(79,985)
Net cash (used) provided by financing activities	(12,078,004)	12,019,580	22,558,495
Increase (decrease) in cash and cash equivalents	84,027,887	(6,601,154)	6,516,587
Cash and cash equivalents, beginning	40,881,932	47,483,086	40,966,499
Cash and cash equivalents, ending	124,909,819	40,881,932	47,483,086
Cash paid during the period for
Interest	5,692,116	8,898,632	11,884,395
Income Taxes	211,585	102,500	49,015
Noncash investing and financing activities
Transfer of loans to foreclosed assets	9,026,463	6,210,817	6,381,631
Transfers from retained earnings to common stock in connection with stock dividends	829,231	991,342	1,431,914
Other comprehensive (loss) income	$ 1,425,909	$ (477,083)	$ 260,617

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
Consolidated Statements of Cash Flows
Net proceeds from issuing preferred stock, issuance costs	$ 23,785

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE A — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Community First Bancorporation (the “Company”, “we” and other such terms), a bank holding company, and its wholly-owned subsidiary, Community First Bank (the “Bank”), are engaged in providing domestic commercial banking services from their offices in Walhalla, Seneca, Anderson, Williamston and Westminster, South Carolina.  The Company is a South Carolina corporation and its banking subsidiary is a state chartered commercial bank with its deposits insured by the Federal Deposit Insurance Corporation (the “FDIC”).  Therefore, the Company and its bank subsidiary operate under the supervision, rules and regulations of the Board of Governors of the Federal Reserve System (the “Federal Reserve”), FDIC and South Carolina State Board of Financial Institutions.  The holding company was incorporated on May 23, 1997 and Community First Bank was organized on December 1, 1988, and received its charter and commenced operations on March 12, 1990.

Community First Bank is a community-oriented institution offering a full range of traditional banking services, with the exception of trust services.  Substantially all of its loans are made to individuals and businesses within its markets in Oconee and Anderson counties of South Carolina, and substantially all of its deposits are acquired within its local market areas.  The Bank does not accepted brokered deposits.

During 2009, the Company established a new subsidiary to hold and manage certain loans and real estate assets acquired from the Bank.

Principles of Consolidation and Basis of Presentation - The consolidated financial statements include the accounts of the parent company and its subsidiaries after elimination of all significant intercompany balances and transactions.  The accounting and reporting policies of the Company and its subsidiaries are in conformity with generally accepted accounting principles and general practices within the banking industry.  In certain instances, amounts reported in prior years’ consolidated financial statements have been reclassified to conform to the current presentation.  Such reclassifications had no effect on previously reported shareholders’ equity or net income.

Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan losses.  In connection with the determination of the allowance for loan losses, management has identified specific loans as well as adopting a policy of providing amounts for loan valuation purposes which are not identified with any specific loan but are derived from actual loss experience ratios, loan types, loan volume, economic conditions and industry standards.  Management believes that the allowance for loan losses is adequate.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions.  In addition, regulatory agencies, as an integral part of their examination process, periodically review the banking subsidiary’s allowance for loan losses.  Such agencies may require additions to the allowance based on their judgments about information available to them at the time of their examination.

Business Combinations — The Company accounts for business combinations using the purchase method.  Accordingly, the assets and liabilities acquired in the combination, including identifiable intangibles, and any consideration paid are initially recorded at their fair values.  If, and to the extent that, the purchase price exceeds (is less than) the fair value of the net assets acquired, the Company recognizes goodwill (bargain purchase).  Goodwill, if any, is capitalized and tested for impairment at least annually.  A bargain purchase, if any, is recognized in earnings during the period of acquisition, or, in the event that the Company has not completed the required reassessment of assigned purchase amounts, as soon as it is practicable to do so.  The Company generally may take up to one year after the date of acquisition to finalize the purchase price allocations related to its business combinations.

Concentrations of Credit Risk - Most of the Company’s, and its banking subsidiary’s, activities are with customers located within the local market areas of Oconee and Anderson Counties of South Carolina.  Note D discloses the types of securities invested in, and Note E discusses the types of lending engaged in.  The ability of borrowers to comply with the terms of their loan contracts is largely dependent upon local real estate and general economic conditions in our market areas.  We do not have any significant concentrations to any single industry or customer nor do we engage in originating, holding, guaranteeing, servicing or investing in loans where the terms of the loan product give rise to a concentration of credit risk as that term is used in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”).

Securities - Equity securities that have readily determinable fair values and all debt securities are classified generally at the time of purchase into one of three categories:  held-to-maturity, trading, or available-for-sale.  Debt securities that we have the positive intent and ability to hold until ultimate maturity are classified as held-to-maturity and are accounted for at amortized cost.  Debt and equity securities bought and held primarily for sale in the near term would be classified as trading and accounted for on an estimated fair value basis, with unrealized gains and losses included in other income; however, we have never held any securities for trading purposes.  Securities not classified as either held-to-maturity or trading are classified as available-for-sale and are accounted for at estimated fair value.  Unrealized holding gains and losses on available-for-sale securities are excluded from net income and recorded as other comprehensive income, net of applicable income tax effects.  Dividend and interest income, including amortization of any premium or accretion of discount arising at acquisition, are included in earnings for all three categories of securities.  Realized gains and losses on all categories of securities are included in other operating income, based on the amortized cost of the specific security on a trade date basis.

Federal Home Loan Bank Stock - The Bank is a member of the Federal Home Loan Bank of Atlanta (“FHLB”) and, accordingly, is required to own restricted stock in that institution in amounts that may vary from time to time.  Because of the restrictions imposed, the stock may not be sold to other parties, but is redeemable by the FHLB at the same price as that at which it was acquired by the Bank.  We evaluate this security for impairment based on the probability of ultimate recoverability of the par value of the investment.  No impairment has been recognized based on this evaluation.

Financing Receivables - Loans and Interest Income — The recorded investment in a loan is generally its principal amount outstanding, increased or reduced by deferred net loan costs or fees.  Interest income on loans is recognized using the interest method based upon the principal amounts outstanding.  Loan origination and commitment fees and certain direct loan origination costs (principally salaries and employee benefits) are deferred and amortized as an adjustment of the related loan’s yield.  Generally, these amounts are amortized over the contractual life of the related loans or commitments.

We determine past due status according to the loan’s contractual terms.  A scheduled payment is considered to have been made only if all amounts due, including principal and interest, have been received.  Any payments received in amounts exceeding the contractual amount due do not extend the next due date.  Instead, any such payments are treated as curtailments and deducted from the last scheduled payment(s).

A loan is considered to be impaired when, in management’s judgment based on current information and events, it is probable that the obligation’s principal or interest will not be collectible in accordance with the terms of the original loan agreement.  Impaired loans include non-accrual loans and loans past due according to their contractual terms 90 days or more with respect to interest or principal payments and other loans where, based on current information and events, it is probable that we will be unable to collect principal and interest payments according to the contractual terms of the loan agreements.  A loan is not considered to be impaired, however, if any periods of delay or shortfalls of amounts expected to be collected are insignificant or if we expect that we will collect all amounts due including accrued interest at the contractual interest rate during the period of delay.  Impaired loans that individually have been evaluated under our normal loan review process are carried in the balance sheet at the lowest of (1) the present value of expected future cash flows discounted at the loan’s effective interest rate, which is the contractual interest rate adjusted for any deferred loan fees or costs, premium or discount existing at the inception or acquisition of the loan, (2) a value not to exceed its observable market price or the fair value of the collateral if repayment of the loan is expected to be provided solely by the underlying collateral, or (3) its recorded amount.  Generally, the accrual of interest is discontinued on nonaccrual loans and any previously accrued interest on such loans is reversed against current income.  Any subsequent interest income is recognized on a cash basis when received unless collectibility of a significant amount of principal is in serious doubt.  In such cases, collections are credited first to the remaining principal balance on a cost recovery basis.  A nonaccrual loan is not returned to accrual status unless principal and interest are current and the borrower has demonstrated the ability to continue making payments as agreed.

Allowance for Loan Losses - An allowance for loan losses is maintained at a level estimated by management to provide adequately for losses we believe have been incurred in the loan portfolio.  The allowance for loan losses is established through a provision for loan losses charged to expense.  If we determine that a loss has been incurred, the estimated amount of the loss is charged off and deducted from the allowance.  The provision for loan losses and recoveries on loans previously charged off are added to the allowance.  Changes in the estimated allowance for loan losses which are deemed necessary due to the occurrence of new events or because more information is obtained are accounted for as changes in accounting estimates in the accounting period in which the changes occur.  Assessing the adequacy of the allowance for loan losses requires the exercise of considerable judgment about the collectibility of loans, the quality, mix and size of the overall loan portfolio, economic conditions that may affect the loan portfolio generally or an individual borrower’s ability to repay, collateral values, and historical losses.

When management determines that a loan will not perform substantially as agreed, a review of the loan is initiated to ascertain whether it is more likely than not that a loss has occurred as discussed under the foregoing caption “Financing Receivables — Loans and Interest Income.”  Loans identified as impaired loans may be carried in the balance sheet at the lowest of their recorded amount, the present value of expected cash flows, or, in the case of collateral dependent impaired loans, the fair value of any underlying collateral less estimated costs of sale or other disposal.  To account for an impaired loan that is not collateral dependent, a specific allowance may be included in the allowance for loan losses.  For an impaired loan that is considered to be collateral dependent, any shortfall of the fair value of the collateral compared with the recorded investment in the loan is generally charged off against the allowance and the amount of any expected costs to sell or otherwise dispose of the property is maintained in the allowance for loan losses.

In addition to the specific allowances previously described, the allowance for loan losses also is composed of general and unallocated amounts.  General amounts are provided for loans, excluding those for which specific amounts were determined, by applying estimated loss percentages to the portfolio categorized using risk grades.  The unallocated portion of the allowance consists of an amount deemed appropriate to provide for the elements of imprecision and estimation risk inherent in the specific and general amounts, and is determined based on management’s evaluation of various conditions that are not directly measured by the other components of the allowance.  This evaluation includes consideration of general national and local economic and business conditions affecting key lending market areas, credit quality trends, collateral values, loan volumes, portfolio seasoning, and any identified credit concentrations.  The findings of internal credit reviews and results from external audits and regulatory examinations are also considered.

We utilize our risk grading system for all loans held in the portfolio.  This system involves our lending officers’ assigning a risk grade, on a loan-by-loan basis, considering information about the borrower’s capacity to repay, collateral, payment history, and other known factors.  Assigned risk grades are updated monthly for any known changes in circumstances affecting the borrower or the loan.  The risk grading system is monitored on a continuing basis by management and an external credit reviewer who is independent of the lending function.

We estimate losses related to off-balance-sheet credit exposures such as loan commitments, standby letters of credit, and any unrecognized liabilities under recourse provisions related to certain mortgage loans that are originated by the Bank’s personnel, but are funded by another financial institution, based on historical experience and by monitoring any large positions individually.  When management determines that a loss on such a position has been incurred, a charge is made against earnings and a liability for off-balance-sheet positions is recorded.

Premises and Equipment - Premises and equipment are stated at cost, less accumulated depreciation.  The provision for depreciation is computed using the straight-line method.  Rates of depreciation are generally based on the following estimated useful lives:  buildings - 40 years; land improvements - 15 years; furniture and equipment - 5 to 25 years.  The cost of assets sold or otherwise disposed of, and the related allowance for depreciation is eliminated from the accounts and the resulting gains or losses are reflected in the consolidated income statement.  Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and improvements are capitalized.

Foreclosed Assets - Assets (primarily real estate and vehicles) acquired through, or in lieu of, foreclosure are held for sale and are initially recorded at fair value, less estimated costs to sell, at the date of foreclosure, establishing a new cost basis.  Loan losses arising from the acquisition of such property as of that date are charged against the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically obtained from independent appraisers or performed by management and the assets are carried at the lower of the new cost basis or fair value, less estimated costs to sell.  Revenues and expenses from operations and changes in any subsequent valuation allowance are included in net foreclosed assets costs and expenses.

Bank-owned Life Insurance — In accordance with applicable accounting standards, we present the gross amounts of the liability to provide postretirement benefits and the cash surrender value of an endorsement split-dollar life insurance arrangement held to fund the benefit.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from us, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising - We expense advertising and promotion costs as they are incurred.

Retirement Plan — We have a salary reduction profit sharing plan pursuant to Section 401(k) of the Internal Revenue Code as more fully described in Note M.  We do not sponsor any other postretirement or postemployment benefits, except with respect to the Chief Executive Officer.  In 2007, the Company’s Board of Directors approved supplemental benefits for the Chief Executive Officer as more fully described in Note M.

Deferred Income Taxes - We use an asset and liability approach for financial accounting and reporting of deferred income taxes.  Deferred tax assets and liabilities are determined based on the difference between the financial statement and income tax bases of assets and liabilities as measured by the currently enacted tax rates which are assumed will be in effect when these differences reverse.  If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.  Deferred income tax expense or credit is the result of changes in deferred tax assets and liabilities.

Stock-Based Compensation - As of December 31, 2011, we have a stock-based employee compensation plan, which is described more fully in Note J.  Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 123 (revised 2004) (“SFAS 123(R)”) “Share-Based Payment” (principally included in ASC Topics 718 and 505).  Prior to adoption of SFAS 123(R), we accounted for our then-existing plans under the recognition and measurement principles of former Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees,” and related interpretations.  Accordingly, prior to adoption of SFAS 123(R), no stock-based employee compensation cost was reflected in net income, as all options granted under the plans had an exercise price equal to the market value of the underlying common stock on the date of grant.

In 2006, we accelerated the vesting of all previously awarded and then-outstanding options such that all options were vested by December 31, 2006.  This acceleration of vesting resulted in the recognition of pre-tax expenses of approximately $394,000 in 2006 that otherwise would have been recognized in 2009, 2010 and 2011.

No options were granted during 2011, 2010 or 2009.  Accordingly, no option-related compensation expense was recognized in any of those periods.

Earnings (Loss) Per Common Share - Net income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of the Company’s common stock outstanding during the period.  Net income (loss) per common share, assuming dilution, is calculated by dividing net income (loss) available to common shareholders by the total of the weighted average number of shares outstanding during the period and the weighted average number of any dilutive potential common shares and stock options that would have been outstanding if the dilutive potential shares and stock options had been issued.  In computing the number of dilutive potential common shares, it is assumed that all dilutive stock options are exercised at the beginning of each year and that the proceeds are used to purchase shares of the Company’s common stock at the average market price during the year.  See Note J.

Comprehensive Income (Loss) - Comprehensive income (loss) consists of net income (loss) for the current period and other comprehensive income, defined as income, expenses, gains and losses that bypass the consolidated statement of income and are reported directly in a separate component of shareholders’ equity.  We classify and report items of other comprehensive income (loss) according to their nature, report total comprehensive income (loss) in the consolidated statement of changes in shareholders’ equity, and display the accumulated balance of other comprehensive income (loss) separately in the shareholders’ equity section of the consolidated balance sheet.  See Note J.

Consolidated Statements of Cash Flows - The consolidated statements of cash flows report net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents.  Cash equivalents include amounts due from banks, federal funds sold and securities purchased under agreements to resell.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE B — BUSINESS COMBINATION

On November 29, 2011, the Company acquired all of the assets and liabilities of Bank of Westminster, Westminster, South Carolina, through a merger of Bank of Westminster into Community First Bank for cash consideration of $598,632 paid to the shareholders of Bank of Westminster.  This acquisition was undertaken primarily to increase the Company’s market share in the Westminster, SC market area and to acquire more suitable operating facilities.  The following table provides information about the assets and liabilities acquired.

Consideration
Cash	$598,632

Recognized amounts of identifiable assets acquired and (liabilities assumed)
Cash	$2,949,728

Securities available-for-sale	8,942,332
Loans	12,558,750
Premises and equipment	1,085,496
Core deposit intangible	278,000
Net deferred tax assets	694,515
Other identifiable assets	406,724
Deposits	(25,359,775)
Other identifiable liabilities	(109,509)
Total identifiable net assets acquired or net (liabilities) assumed	1,446,261
Bargain purchase income recognized	(847,629)
Consideration paid	$598,632

Bargain purchase income of $847,629 represents the accounting residual remaining after comparing the consideration paid with the fair value of the net assets estimated by independent valuation firms as of the purchase date.  Net deferred tax assets of $694,515 included in net assets acquired reflect the tax-effected differences between the income tax bases of the net assets acquired and their estimated fair values.  As discussed in Note L to the Consolidated Financial Statements, a valuation allowance of $2,746,962 was recorded against the Company’s deferred income tax assets through a charge to income tax expense during 2011.  Therefore, $694,515, or 81.9%, of the bargain purchase income was effectively offset by the charge to income tax expense.

The following table presents information about the revenues and earnings of the acquired entity since its acquisition.

	Revenue	Earnings
Actual from November 30, 2011 through December 31, 2011	$81,776	$14,273

The following table provides pro forma effects on revenues and earnings of the combined companies as if the acquisition had been completed on January 1, 2011 and January 1, 2010.

	Revenue	Earnings
Supplemental pro forma amounts
January 1, 2011 through December 31, 2011	$22,157,859	$(3,247,795)
January 1, 2010 through December 31, 2010	$24,485,088	$952,926

Supplemental pro forma earnings for 2011 were adjusted to exclude $174,245 of acquisition-related costs incurred in 2011.  Supplemental pro forma earnings for 2010 were adjusted to include those charges.

CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
CASH AND DUE FROM BANKS.
CASH AND DUE FROM BANKS

NOTE C — CASH AND DUE FROM BANKS

Banks are generally required by regulation to maintain an average cash reserve balance based on a percentage of deposits.  The cash reserve balances may be in the form of vault cash or unencumbered deposit balances with the Federal Reserve Bank.  The average amounts of the cash reserve balances at December 31, 2011 and 2010 were approximately $4,017,000 and $3,334,000, respectively.

SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES
SECURITIES

NOTE D — SECURITIES

The aggregate amortized cost and estimated fair values of securities, as well as gross unrealized gains and losses of securities were as follows:

	December 31,
	2011				2010
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Estimated		Unrealized	Unrealized	Estimated
	Amortized	Holding	Holding	Fair	Amortized	Holding	Holding	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale
Debt securities
Mortgage-backed securities issued by US Government agencies	$1,555,379	$65,276	$—	$1,620,655	$1,127,558	$52,217	$—	$1,179,775
Government sponsored enterprises (GSEs)	75,003,720	435,582	54,796	75,384,506	130,491,949	863,441	1,495,241	129,860,149
Mortgage-backed securities issued by GSEs	26,950,905	1,117,665	3,682	28,064,888	20,145,190	982,743	—	21,127,933
State, county and municipal	18,179,544	853,193	8,920	19,023,817	17,431,516	129,875	360,613	17,200,778
Total debt securities	121,689,548	2,471,716	67,398	124,093,866	169,196,213	2,028,276	1,855,854	169,368,635
Equity securities	324,326	—	7,389	316,937	—	—	—	—
Total	$122,013,874	$2,471,716	$74,787	$124,410,803	$169,196,213	$2,028,276	$1,855,854	$169,368,635

Held-to-maturity
Debt securities
Mortgage-backed securities issued by GSEs	$4,395,700	$355,917	$—	$4,751,617	$6,388,693	$428,005	$—	$6,816,698
Total debt securities	$4,395,700	$355,917	$—	$4,751,617	$6,388,693	$428,005	$—	$6,816,698

The amortized cost and estimated fair value of debt securities by contractual maturity are shown below:

	December 31, 2011
	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Non-mortgage backed securities issued by GSEs and by state, county and municipal issuers
Due within one year	$—	$—	$—	$—
Due after one through five years	7,582,881	7,659,005	—	—
Due after five through ten years	49,645,810	50,020,708	—	—
Due after ten years	35,954,573	36,728,610	—	—
	93,183,264	94,408,323	—	—
Mortgage-backed securities issued by:
US Government agencies	1,555,379	1,620,655	—	—
GSEs	26,950,905	28,064,888	4,395,700	4,751,617
Total	$121,689,548	$124,093,866	$4,395,700	$4,751,617

The estimated fair values and gross unrealized losses of investment securities whose estimated fair values were less than amortized cost as of December 31, 2011 and 2010 which had not been determined to be other-than-temporarily impaired, are presented below.  The securities have been aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position.

	December 31, 2011
	Continuously in Unrealized Loss Position for a Period of
	Less than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available-for-sale
US Government agencies	$—	$—	$—	$—	$—	$—
Government-sponsored enterprises (GSEs)	12,622,960	54,796	—	—	12,622,960	54,796
Mortgage-backed securities issued by GSEs	1,946,020	3,682	—	—	1,946,020	3,682
State, county and municipal securities	—	—	501,080	8,920	501,080	8,920
Equity securities	314,786	7,389	—	—	314,786	7,389
Total	$14,883,766	$65,867	$501,080	$8,920	$15,384,846	$74,787

Held-to-maturity
GSEs	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

	December 31, 2010
	Continuously in Unrealized Loss Position for a Period of
	Less than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available-for-sale
US Government agencies	$—	$—	$—	$—	$—	$—
Government-sponsored enterprises (GSEs)	60,543,340	1,495,241	—	—	60,543,340	1,495,241
Mortgage-backed securities issued by GSEs	—	—	—	—	—	—
State, county and municipal securities	9,648,116	305,788	455,175	54,825	10,103,291	360,613
Total	$70,191,456	$1,801,029	$455,175	$54,825	$70,646,631	$1,855,854

Held-to-maturity
GSEs	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

At December 31, 2011, 14 securities had been continuously in an unrealized loss position for less than 12 months and one security had been continuously in an unrealized loss position for 12 months or more.  We do not consider these investments to be other-than-temporarily impaired because the unrealized losses involve primarily securities issued by government-sponsored enterprises and state, county and municipal governments, none of the rated securities have been downgraded below investment grade, and there have been no failures by the issuers to remit their periodic interest payments as required.  Although we classify a majority of our investment securities as available-for-sale, management has not determined that any specific securities will be disposed of prior to maturity and believes that we have both the ability and the intent to hold those investments until a recovery of fair value, including until maturity.  Substantially all of the issuers of state, county and municipal securities held were rated at least “investment grade” as of December 31, 2011 and 2010.  For non-rated state, county and municipal government obligations with significant unrealized losses, management periodically reviews financial information and continuing disclosures to assess the issuers’ condition and ability to honor their obligations.

During 2011, we sold three available-for-sale securities for gross proceeds of $4,442,548.  Gross gains realized from these sales totaled $40,406 and gross losses totaled $46,648.  We did not sell any investment securities during 2010.  During 2009, we sold three available-for-sale securities for gross proceeds of $5,851,147.  Gross gains realized from these sales totaled $90,076 and there were no losses.  There were no transfers of available-for-sale securities to other categories in 2011, 2010 or 2009.

At December 31, 2011 and 2010, securities with a carrying value of $39,790,070 and $49,316,123, respectively, were pledged as collateral to secure public deposits.

LOANS	12 Months Ended
Dec. 31, 2011
LOANS
LOANS

NOTE E — LOANS

Loans consisted of the following:

	December 31,
	2011	2010
Commercial, financial and industrial	$18,123,578	$20,473,914
Real estate- construction	11,706,228	23,729,929
Real estate - mortgage	174,350,777	187,940,359
Consumer installment	20,475,547	24,690,165
Total	224,656,130	256,834,367
Allowance for loan losses	(4,358,678)	(5,755,859)
Loans - net	$220,297,452	$251,078,508

Net deferred loan fees of $184,538 and $254,718 were allocated to the various loan categories as of December 31, 2011 and 2010, respectively.

Certain officers and directors of the Company and its banking subsidiary, their immediate families and business interests were loan customers of, and had other transactions with, the banking subsidiary in the normal course of business.  Related party loans are made on substantially the same terms, including interest rates and collateral, and do not involve more than normal risk of collectibility.  The aggregate dollar amount of these loans was $10,644,675 and $10,639,211 at December 31, 2011 and 2010, respectively.  During 2011, $1,843,546 of new loans and other increases were made and repayments and other reductions totaled $1,838,082.

As of December 31, 2011 and 2010, there were no significant concentrations of credit risk in any single borrower or groups of borrowers.  Our loan portfolio consists primarily of extensions of credit to businesses and individuals in our Oconee and Anderson County, South Carolina market areas.  The economy of these areas is diversified and does not depend on any one industry or group of related industries.  Management has established loan policies and practices that include set limitations on loan-to-collateral value for different types of collateral, requirements for appraisals, obtaining and maintaining current credit and financial information on borrowers, and credit approvals.

The following table provides information about the payment status of loans:

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
Commercial, financial and industrial	$222,763	$117,287	$265,011	$605,061	$17,518,517	$18,123,578
Real estate- construction	—	230,000	2,593,865	2,823,865	8,882,363	11,706,228
Real estate - mortgage	1,490,639	1,174,745	7,386,954	10,052,338	164,298,439	174,350,777
Consumer installment	457,762	118,942	109,307	686,011	19,789,536	20,475,547
Total	$2,171,164	$1,640,974	$10,355,137	$14,167,275	$210,488,855	$224,656,130

The following table provides information about nonaccrual loans:

As of December 31,	2011	2010
Commercial, financial and industrial	$265,011	$854,964
Real estate- construction	2,593,865	6,086,530
Real estate - mortgage	7,375,266	8,941,910
Consumer installment	108,366	460,362
Total	$10,342,508	$16,343,766

As of December 31, 2011 and December 31, 2010, we had $12,629 and $0, respectively, of loans past due 90 days or more and still accruing interest.

The following table provides information about the credit quality of the Bank’s loans as indicated by its internal risk grading system:

	Internally Assigned Risk Grade
As of December 31, 2011	Management Attention	Special Mention	Substandard	Doubtful	Total
Commercial, financial and industrial	$1,181,993	$2,023,066	$981,427	$—	$4,186,486
Real estate- construction	1,540,566	1,457,099	5,821,900	—	8,819,565
Real estate - mortgage	10,699,169	12,585,544	21,424,908	198	44,709,819
Consumer installment	1,335,116	860,292	696,548	—	2,891,956
	$14,756,844	$16,926,001	$28,924,783	$198	$60,607,826

Loans that are graded Management Attention and Special Mention are not believed to represent more than a minimal likelihood of loss.  Those ratings indicate that a change in the borrowers’ circumstances, or some other event, has occurred such that an elevated level of monitoring is warranted.  Such loans generally are evaluated collectively for purposes of estimating the allowance for loan losses.  Loans graded Substandard are believed to present a moderate likelihood of loss due to the presence of well-defined weakness in the borrower’s financial condition, a change in the customer’s demonstrated repayment history, the effects of lower collateral values combined with other financial difficulties that the borrower may be experiencing, and deterioration of other indicators of the borrower’s ability to service the loan as agreed.  Loans graded Doubtful are believed to present a high likelihood of loss due to serious deterioration of a borrower’s financial condition, severe past due status and/or substantial deterioration of collateral value, or other factors.  Loans graded Substandard and Doubtful are evaluated individually for impairment.  Management updates its internal risk grading no less often than monthly.

Impaired loans are generally nonaccrual loans, loans that are 90 days or more delinquent as to principal or interest payments, and other loans where, based on current information and events, it is probable that we will be unable to collect principal and interest payments according to the contractual terms of the loan agreements.  A loan is not considered to be impaired, however, if any periods of delay or shortfalls of amounts expected to be collected are insignificant or if we expect that we will collect all amounts due including interest accrued at the contractual interest rate during the period of delay.  Following is a summary of our impaired loans, by class:

As of December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial, financial and industrial	$177,731	$330,060	$—	$361,477	$15,133
Real estate- construction	2,664,261	3,442,550	—	6,215,725	42,007
Real estate - mortgage	9,653,457	12,073,096	—	10,909,478	275,023
Consumer installment	40,340	56,027	—	143,719	5,987

With an allowance recorded:
Commercial, financial and industrial	$271,268	$271,268	$120,126	$713,531	$18,001
Real estate- construction	764,202	764,202	134,202	1,173,558	55,339
Real estate - mortgage	1,310,169	1,755,013	269,669	1,832,722	63,810
Consumer installment	297,617	297,653	148,514	342,286	19,690

Total:
Commercial, financial and industrial	$448,999	$601,328	$120,126	$1,075,008	$33,134
Real estate - construction and mortgage	14,392,089	18,034,861	403,871	20,131,483	436,179
Consumer installment	337,957	353,680	148,514	486,005	25,677
Total	$15,179,045	$18,989,869	$672,511	$21,692,496	$494,990

As of December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial, financial and industrial	$166,905	$166,905	$—	$73,493	$—
Real estate- construction	2,889,762	3,462,202	—	2,568,761	13,280
Real estate - mortgage	9,988,679	10,637,708	—	7,761,403	117,990
Consumer installment	333,760	333,760	—	261,808	—

With an allowance recorded:
Commercial, financial and industrial	$767,461	$767,461	$515,328	$454,736	$—
Real estate- construction	845,998	874,131	45,000	1,523,172	41,248
Real estate - mortgage	5,359,691	5,529,304	1,632,044	6,464,601	—
Consumer installment	166,470	166,470	65,406	272,799	—

Total:
Commercial, financial and industrial	$934,366	$934,366	$515,328	$528,229	$—
Real estate - construction and mortgage	19,084,130	20,503,345	1,677,044	18,317,937	172,518
Consumer installment	500,230	500,230	65,406	534,607	—
Total	$20,518,726	$21,937,941	$2,257,778	$19,380,773	$172,518

For 2011, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $775,000, and the amount of interest income actually collected and included in interest income was approximately $101,000.  For 2010, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $1,167,000 and the amount of such income actually collected and included in interest income was approximately $164,000.  For 2009, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $781,000 and the amount of such income actually collected and included in interest income was approximately $72,000.  There were no irrevocable commitments to lend additional funds to debtors owing amounts on impaired loans at December 31, 2011.

The following table provides information about how we evaluated loans for impairment, the amount of the allowance for loan losses estimated for loans subjected to each type of evaluation, and the related total amounts, by loan portfolio segment:

For the Year Ended December 31, 2011

	Secured by Real Estate	Other	Total
Allowance for credit losses
Ending balance	$2,437,085	$1,921,593	$4,358,678
Ending balance - individually evaluated for impairment	$403,871	$268,640	$672,511
Ending balance - collectively evaluated for impairment	$2,033,214	$1,652,953	$3,686,167
Ending balance - loans acquired with deteriorated credit quality	$—	$—	$—

Loans
Ending balance	$186,057,005	$38,599,125	$224,656,130
Ending balance - individually evaluated for impairment	$14,392,086	$786,956	$15,179,042
Ending balance - collectively evaluated for impairment	$171,664,919	$37,812,169	$209,477,088
Ending balance - loans acquired with deteriorated credit quality	$1,402,069	$58,295	$1,460,364

For the Year Ended December 31, 2010

	Secured by Real Estate	Other	Total
Allowance for credit losses
Ending balance - individually evaluated for impairment	$3,752,570	$2,003,289	$5,755,859
Ending balance - collectively evaluated for impairment	$1,504,045	$753,733	$2,257,778
Ending balance - loans acquired with deteriorated credit quality	$2,248,525	$1,249,556	$3,498,081

Loans
Ending balance	$211,520,138	$45,314,229	$256,834,367
Ending balance - individually evaluated for impairment	$18,424,519	$2,094,207	$20,518,726
Ending balance - collectively evaluated for impairment	$193,095,619	$43,220,022	$236,315,641
Ending balance - loans acquired with deteriorated credit quality	$—	$—	$—

The following tables present information about loans that were modified in troubled debt restructurings during 2011:

	As of December 31, 2011
	Modifications
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial, financial and industrial	13	$350,852	$380,852
Real estate- construction	—	—	—
Real estate - mortgage	20	5,315,820	5,315,820
Consumer installment	14	237,079	237,079

Troubled Debt Restructurings that Subsequently Defaulted	Number of Contracts	Recorded Investment
Commercial, financial and industrial	—	$—
Real estate- construction	—	—
Real estate - mortgage	1	178,406
Consumer installment	1	15,100

Troubled debt restructurings (“TDRs”) occur when, for reasons related to a borrower’s financial difficulties, we agree to modify he terms of a loan and, in the process, grant a concession.  Modifications of loan terms and concessions granted may take many forms.  Sometimes, both we and the borrower may grant concessions.  In such cases, we are considered to have granted a concession if the value of the concession(s) we made in the borrower’s favor exceed the value of the concession(s) made by the borrower in our favor.

Due to the concessions granted in loan modifications that result in TDRs, we generally recognize loan losses when such modifications are made.  For loans in the real estate segment, TDR recognition generally indicates that the loans are collateral dependent.  Consequently, we write down such restructured loans to the extent that the pre-modification outstanding recorded investment exceeds the fair value of the collateral, less estimated selling costs.  For loans in the other segment, collateral may or may not be held.  If we hold collateral and the loan is collateral dependent, we would write down to the fair value of the collateral.  If we hold no collateral, the expected cash flows under the modified terms are discounted at the effective interest rate of the original loan and, if there is a shortfall, we would write down to that amount.  In both cases, if we had previously allowed for the losses sufficiently in the allowance for loan losses, no further provision expense would have resulted in the current period.  If we had not previously allowed sufficiently, additional current expenses may have been necessary to cover the shortfall.

As of December 31, 2011, we had no loan commitments to borrowers who have loans included in TDRs.

The following tables provide information about charge-offs and recoveries of loans, and the provision and allowance for loan losses for each of the past three years:

	Years Ended December 31,
	2011	2010	2009

Balance at January 1	$5,755,859	$6,051,851	$5,475,294
Charge-offs	(8,839,177)	(4,961,238)	(3,886,011)
Recoveries	66,996	140,246	107,568
Provision charged to expense	7,375,000	4,525,000	4,355,000
Balance at December 31	$4,358,678	$5,755,859	$6,051,851

The following table provides additional information about charge-offs and recoveries of loans, and the provision and allowance for loan losses for the year ended December 31, 2011:

For the Year Ended December 31, 2011

	Real Estate	Other	Unallocated	Total
Allowance for credit losses:
Beginning balance	$—	$—	$5,755,859	$5,755,859
Charge-offs	(5,406,412)	(3,432,765)	—	(8,839,177)
Recoveries	—	66,996	—	66,996
Provision for loan losses	5,383,750	1,991,250	—	7,375,000
Reclassified from unallocated	2,459,747	2,254,470	(4,714,217)	—
Ending balance	$2,437,085	$879,951	$1,041,642	$4,358,678

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE F — PREMISES AND EQUIPMENT

Premises and equipment consisted of the following:

	December 31,
	2011	2010

Land	$3,084,997	$2,916,997
Buildings and land improvements	6,604,859	5,702,858
Furniture and equipment	3,903,714	3,471,132
Total	13,593,570	12,090,987
Accumulated depreciation	4,664,818	3,921,060
Premises and equipment - net	$8,928,752	$8,169,927

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $363,646, $381,494 and $391,764, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS.
DEPOSITS

NOTE G — DEPOSITS

A summary of deposits follows:

	December 31,
	2011	2010

Noninterest bearing demand	$68,465,554	$46,844,126
Interest bearing transaction accounts	80,626,018	65,655,251
Savings	37,809,404	28,644,040
Time deposits $100,000 and over	117,483,003	130,244,731
Other time deposits	159,458,236	173,921,860
Total deposits	$463,842,215	$445,310,008

As of December 31, 2011 and 2010, local governmental deposits comprised approximately 11% and 11%, respectively, of total deposits.  As of December 31, 2011 and 2010, $81,418 and $115,540, respectively, of overdrawn demand deposit balances were reclassified as loans.  As of December 31, 2011 and 2010, deposits of directors, officers and their related business interests totaled approximately $3,845,000 and $3,434,000, respectively.

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Year	Amount

2012	$171,568,811
2013	95,336,591
2014	1,772,670
2015	8,167,945
2016	95,222
Thereafter	—

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS.
SHORT-TERM BORROWINGS

NOTE H — SHORT-TERM BORROWINGS

A summary of short-term borrowings follows:

	December 31,
	2011	2010

Short-term Federal Home Loan Bank advances	$—	$5,000,000

The Bank borrowed $5,000,000 from the Federal Home Loan Bank of Atlanta (“FHLB”) on December 31, 2010 for four days at an interest rate of .47%.  Approximately $8,390,000 of our first mortgage residential loans were pledged to secure these borrowings.

The Bank has available credit facilities for short-term borrowings from the Federal Home Loan Bank under that bank’s letter dated August 20, 1999 and from the Federal Reserve Bank as described in Note I.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT.
LONG-TERM DEBT

NOTE I — LONG-TERM DEBT

Long-term debt consisted of:

	December 31,
	2011	2010

Convertible fixed rate notes due to FHLB	$6,500,000	$6,500,000

Long-term debt represents amounts borrowed from the FHLB under the FHLB’s Fixed Rate Advance Credit and Convertible Advance programs.  The interest rates on Convertible Advances have remained at their initial values and are subject to the FHLB’s option to convert the Advances to variable rate instruments if 3-month LIBOR exceeds specified levels as of the dates specified in each Advance agreement.  In the event of such conversions, the affected Advances would thereafter be subject to variable interest rates until maturity.  Each of the Fixed Rate and Convertible Advances may be prepaid on any quarterly interest payment date at our option.  With limited exceptions, any such prepayments would be subject to a prepayment penalty.

The contractual maturities of long-term debt are as follows:

December 31, 2011
Convertible Rate
Due to Federal Home Loan Bank:
Due 2013, interest rate 3.7475% convertible to variable rate at lender’s option on March 27, 2012	$1,500,000
Due 2014, interest rate 3.9200% convertible to variable rate at lender’s option on March 18, 2012	3,500,000
Due 2015, interest rate 3.9250% convertible to variable rate at lender’s option on June 29, 2012	1,500,000
Total long-term debt	$6,500,000

We have pledged certain of our first mortgage loans secured by one-to-four family residential properties and our holdings of FHLB stock (collectively, “qualifying collateral instruments”) to secure our debt due to the FHLB under a blanket lien agreement.  The amount of qualifying collateral instruments pledged to secure our long-term debt as of December 31, 2011 was approximately $19,080,000.

Pursuant to the terms of a letter dated August 20, 1999, the FHLB has made available to us a line of credit for short-term and long-term purposes that totaled $57,110,000 as of December 31, 2011.  Net of amounts outstanding currently, approximately $50,610,000 remains available, subject to collateralization requirements.  We may use different forms of collateral (certain eligible loans, certain unpledged investment securities, etc.) for each advance and the amounts of collateral required to secure borrowings vary depending upon the type of collateral utilized.

We have been granted access to the FRB’s Discount Window which would allow us to borrow approximately $88,981,000 from it at the end of 2011, subject to our delivering collateral of sufficient market value to it.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE J — SHAREHOLDERS’ EQUITY

Restrictions on Subsidiary Dividends, Loans or Advances - South Carolina banking regulations restrict the amount of dividends that banks can pay to shareholders.  Any of the Bank’s dividends to the Company which exceed in amount the Bank’s current year-to-date earnings are subject to the prior approval of the South Carolina Commissioner of Banking.  The Bank incurred a loss for 2011; therefore as of December 31, 2011, no dividends were payable by the Bank without the consent of the Commissioner.  In addition, dividends paid by the banking subsidiary to the parent company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.  Under Federal Reserve Board regulations, the amounts of loans or advances from the Bank to the Company are generally limited to 10% of the Bank’s capital stock and surplus on a secured basis.  The terms of the Company’s outstanding preferred stock also restrict the Company’s ability to pay cash dividends to holders of the common stock.  See “Preferred Stock” below.

Stock Dividends — 5% stock dividends were declared for stockholders of record on each of December 16, 2011, December 16, 2010 and December 15, 2009.  All per share information has been retroactively adjusted to give effect to the stock dividends.

Accumulated Other Comprehensive Income (Loss) - As of December 31, 2011 and 2010, accumulated other comprehensive income (loss) included as a component of shareholders’ equity in the accompanying consolidated balance sheets consisted of accumulated changes in the unrealized holding gains and (losses) on available-for-sale securities, net of income tax effects, amounting to $1,536,431 and $110,522, respectively.

Preferred Stock — On January 27, 2009, the Company’s shareholders approved revisions to its articles of incorporation authorizing the issuance of up to 10,000,000 shares of preferred stock in one or more series with the preferences, limitations and relative rights of each series to be determined by the Company’s Board of Directors before any such series is issued. The Company sought this authorization originally in anticipation of accepting funds from the Troubled Assets Relief Program.  The Company applied for such funds, but, after receiving preliminary approval, ultimately withdrew its application and declined such funds due to continuing uncertainties, including restrictions on use of the funds and reporting requirements, among others.  Subsequently, the Company offered to its directors up to 5,000 shares of Series A preferred stock, of which 3,150 shares were issued in exchange for proceeds of $3,126,215, net of issuance costs of $23,785.  The preferred shares, which were issued on December 31, 2009, have a liquidation preference of $1,000 each.  Dividends on these non-voting preferred shares accumulate at 5% per annum and, under the terms of the preferred stock, no cash dividends may be declared or become payable on common shares unless all of the accumulated preferred dividends have been paid.

Earnings (Loss) per Common Share - Net income (loss) per common share and net income (loss) per common share, assuming dilution, were computed as follows:

	Years Ended December 31,
	2011	2010	2009
Net income (loss) per common share, basic
Numerator - net income (loss) available to common shareholders	$(3,579,540)	$935,710	$1,100,714
Denominator
Weighted average common shares issued and outstanding	4,168,084	4,171,399	4,171,507
Net income (loss) per common share, basic	$(.86)	$.22	$.26

Net income (loss) per common share, assuming dilution
Numerator - net income (loss) available to common shareholders	$(3,579,540)	$935,710	$1,100,714
Denominator
Weighted average common shares issued and outstanding	4,168,084	4,171,399	4,171,507
Effect of dilutive stock options	—	—	—
Total shares	4,168,084	4,171,399	4,171,507
Net income (loss) per common share, assuming dilution	$(.86)	$.22	$.26

For the years ended December 31, 2011, 2010 and 2009, respectively, the number of anti-dilutive stock options excluded from the calculation of net income (loss) per common share, assuming dilution were 235,210, 324,543 and 401,323.  If the market price of the Company’s common stock increases sufficiently, such shares may be included in future calculations of earnings per common share, assuming dilution.

Regulatory Capital - All bank holding companies and banks are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, bank holding companies and banks must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios set forth in the table below of Total and Tier 1 Capital, as defined in the regulations, to risk weighted assets, as defined, and of Tier 1 Capital, as defined, to average assets, as defined.  Management believes, as of December 31, 2011 and 2010, that the Company and the Bank exceeded all capital adequacy minimum requirements.

As of December 31, 2011, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized as defined in the Federal Deposit Insurance Act, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  Federal regulators may also categorize the Bank as less than well capitalized based on subjective criteria, and require higher minimum capital ratios.  There are no conditions or events since that notification that management believes have changed the Bank’s category.  Bank holding companies with higher levels of risk, or that are experiencing or anticipating significant growth, are expected by the Federal Reserve to maintain capital well above the minimums.  The Company’s and the Bank’s actual capital amounts and ratios are also presented in the table.

			Minimum for		Minimum to be
	Actual		Capital Adequacy		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
The Company
Total Capital to risk weighted assets	$44,661	16.4%	$21,840	8.0%	NA	NA
Tier 1 Capital to risk weighted assets	$41,249	15.1%	$10,920	4.0%	NA	NA
Tier 1 Capital to average assets (leverage)	$41,249	8.6%	$19,187	4.0%	NA	NA
Community First Bank
Total Capital to risk weighted assets	$39,932	14.8%	$21,535	8.0%	$26,919	10.0%
Tier 1 Capital to risk weighted assets	$36,567	13.6%	$10,767	4.0%	$16,151	6.0%
Tier 1 Capital to average assets (leverage)	$36,567	7.6%	$19,187	4.0%	$23,984	5.0%

December 31, 2010
The Company
Total Capital to risk weighted assets	$48,603	15.7%	$24,753	8.0%	NA	NA
Tier 1 Capital to risk weighted assets	$44,712	14.5%	$12,377	4.0%	NA	NA
Tier 1 Capital to average assets (leverage)	$44,712	8.8%	$20,235	4.0%	NA	NA
Community First Bank
Total Capital to risk weighted assets	$43,340	14.2%	$24,445	8.0%	$30,556	10.0%
Tier 1 Capital to risk weighted assets	$39,497	12.9%	$12,222	4.0%	$18,334	6.0%
Tier 1 Capital to average assets (leverage)	$39,497	7.9%	$20,083	4.0%	$25,104	5.0%

Stock Options - In 1998, the Company’s shareholders approved the 1998 Stock Option Plan under which an aggregate of 867,223 shares (adjusted for subsequent stock dividends and a stock split) of the Company’s authorized but unissued common stock was reserved for possible issuance pursuant to the exercise of stock options.  Generally, options could be granted to directors, officers and employees under terms and conditions, including expiration date, exercise price, and vesting as determined by the Board of Directors.  Although some options granted under the 1998 Plan can still be exercised, no further options may be granted.  For all stock options granted under the 1998 Plan, the exercise price was the fair market value of the Company’s common stock on the date the option was granted as determined by the Board of Directors.  Options terminate according to the conditions of the grant, not to exceed 10 years from the date of grant.  The expiration of the options accelerates upon the optionee’s termination of employment with the Company or death, and vesting of options accelerates upon a change in control of the Company, in accordance with the provisions of the 1998 Plan.

Transactions under the 1998 plan during 2011 are summarized as follows:

	Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except per share)
Outstanding at beginning of year	324,543	$11.26
Granted	—	—
Exercised	—	—
Forfeited or expired	(89,333)	10.30
Outstanding at end of year	235,210	$11.62	2.59	$—

Options outstanding and expected to vest	235,210	$11.62	2.59	$—

Options exercisable at year-end	235,210	$11.62	2.59	$—

Numbers of shares and exercise prices have been adjusted in the table above for a 5% stock dividend effective December 16, 2011.

The aggregate intrinsic value of a stock option in the table above represents the pre-tax intrinsic value (the amount, if any, by which the current fair value of the underlying stock exceeds the amount required to exercise the options) that would have been received by the option holder had all option holders exercised their options on December 31, 2011.  At that date, the exercise prices of all of the Company’s outstanding options exceeded the fair value of the Company’s stock.

OTHER EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER EXPENSES
OTHER EXPENSES

NOTE K — OTHER EXPENSES

Other expenses are summarized below:

	Years Ended December 31,
	2011	2010	2009

Salaries and employee benefits	$4,956,959	$4,890,784	$4,931,004
Net occupancy expense	582,434	548,488	511,944
Furniture and equipment expense	372,484	368,599	392,392
FDIC insurance expense	927,346	1,098,669	711,033
Debit card transaction expense	364,171	460,057	409,740
Foreclosed assets costs and expenses, net	1,848,657	306,807	131,613
Other expense
Stationery, printing and postage	313,251	334,287	314,351
Telephone	197,943	187,746	188,867
Advertising and promotion	176,569	156,067	155,337
Audit and accounting fees	229,556	216,596	189,545
Legal fees	243,833	263,688	109,557
Other professional services	105,158	135,513	90,658
Insurance	96,008	58,611	48,056
Directors’ compensation	176,755	177,716	133,401
Data processing expenses	503,218	402,781	436,364
Other	461,175	503,898	494,815
Total	$11,555,517	$10,110,307	$9,248,677

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE L — INCOME TAXES

Income tax expense (benefit) consisted of:

	Years Ended December 31,
	2011	2010	2009
Current
Federal	$(553,959)	$320,479	$233,481
State	—	55,641	54,625
Total current	(553,959)	376,120	288,106
Deferred
Federal	(617,679)	(274,286)	(206,887)
Valuation allowance provided against net deferred tax assets	2,746,962	—	—
Total deferred	2,129,283	(274,286)	(206,887)
Total income tax expense	$1,575,324	$101,834	$81,219

The principal components of the deferred portion of income tax expense or (benefit) were:

	Years Ended December 31,
	2011	2010	2009

Provision for loan losses	$376,533	$55,328	$21,363
Accelerated depreciation	(25,562)	(17,588)	9,783
Deferred net loan costs and fees	23,173	11,797	38,019
Deferred compensation expense	(199,793)	(179,315)	(160,544)
Writedowns of foreclosed assets	(552,794)	(101,003)	—
Excess charitable contributions carryforward	(20,818)	4,415	(4,415)
Nonaccrual loan interest	(20,069)	(7,589)	—
Alternative minimum tax credit carryforward	151,424	(40,331)	(111,093)
Valuation allowance provided against deferred tax assets	2,746,962	—	—
Other	(349,773)	—	—
Total	$2,129,283	$(274,286)	$(206,887)

Income before income taxes presented in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 included no foreign component.  A reconciliation between the income tax expense (benefit) and the amount computed by applying the federal statutory rate of 34% to income before income taxes follows:

	Years Ended December 31,
	2011	2010	2009

Tax expense (benefit) at statutory rate	$(627,883)	$413,009	$401,857
State income tax, net of federal income tax benefit	—	36,723	36,053
Tax-exempt interest income	(232,104)	(258,267)	(274,727)
Non-deductible interest expense to carry tax-exempt instruments	13,454	21,313	30,394
Non-taxable increase in value of life insurance contracts	(118,875)	(128,163)	(125,380)
Non-taxable bargain purchase income	(288,194)	—	—
Non-deductible merger expenses	59,243	—	—
Valuation allowance provided against deferred tax assets	2,746,962	—	—
Other, net	22,721	17,219	13,022
Total	$1,575,324	$101,834	$81,219

Deferred tax assets and liabilities included in the balance sheet consisted of the following:

	December 31,
	2011	2010
Deferred tax assets
Allowance for loan losses	$1,142,380	$1,518,913
Deferred net loan fees	60,934	84,108
Nonaccrual loan interest	27,658	7,589
Writedowns of foreclosed assets	653,797	101,003
Non-qualified stock options	96,088	96,088
Deferred compensation	810,600	610,807
Excess charitable contributions carryforward	20,818	—
Acquired in business combination, net	694,515	—
Alternative minimum tax credit carryforward	—	151,424
Net operating loss carryforward	326,936	—
Other	22,839	—
Gross deferred tax assets	3,856,565	2,569,932
Valuation allowance	(2,746,962)	—
Total	1,109,603	2,569,932

Deferred tax liabilities
Accelerated depreciation and amortization	249,106	274,669
Unrealized net holding gains on available-for-sale securities	860,497	61,899
Gross deferred tax liabilities	1,109,603	336,568
Net deferred income tax assets	$—	$2,233,364

The portion of the change in net deferred tax assets or liabilities which is related to unrealized holding gains and losses on available-for-sale securities is charged or credited directly to other comprehensive income or loss.  The balance of the change in net deferred tax assets is charged or credited to income tax expense.  In 2011, 2010 and 2009, $798,989, ($267,196) and ($145,962), respectively, was credited or (charged) to other comprehensive income.  In 2011, 2010 and 2009, $2,129,283, ($274,286) and ($206,887), respectively, was charged (credited) to income tax expense.

As of December 31, 2011, we have net operating loss carryforwards totaling $1,390,371.  Of this amount, $428,792 is subject to expiration of $22,568 each year through 2030.  The remaining $961,579 will expire in 2031.

Determination of whether deferred tax assets are realizable is highly subjective and dependent on judgment concerning the Company’s evaluation of both positive and negative evidence, forecasts of future federally taxable income, the applicability and intent to implement tax planning strategies, and assessment of current and future economic and business conditions.  Positive evidence considered includes our historic record of generating earnings, the existence of taxes paid in available carryback years, and the probability that we will generate federally taxable income in future periods.  Negative evidence considered includes the recent trend of lower amounts of federally taxable income due to an increasing proportion of tax exempt income, increased holdings of collateral dependent nonaccrual and TDR loans, and the effects of acquiring, holding and disposing of foreclosed assets.

As of December 31, 2011, we utilized all of our available carrybacks and AMT credits totaling $755,998.   Current estimates of future federally taxable income over the next five years are not sufficient to assure realization of any of the Company’s net deferred tax assets.  Accordingly, $2,746,962 was provided to establish a valuation allowance to reduce the net deferred tax assets to zero.  As of December 31, 2010, management believed, based on $1,635,000 of refundable income taxes available from carryback years and the amounts of future taxable income then projected, that deferred tax assets would be fully realized and no valuation allowance was required.

As of December 31, 2011 and 2010, no tax benefits were disallowed under ASC 740-10-25-5 through 17 (formerly the provisions of FASB Interpretation 48 “Accounting for Uncertainty in Income Taxes”).  A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination.  For tax benefits that do meet the “more likely than not” criterion, no tax benefit is recorded.

In January 2012, the Internal Revenue Service (“IRS”) began conducting an examination of our federal income tax returns for 2009 and 2010.  Upon completion of the examination, we were provided with notices of proposed adjustments for those tax years.  The proposed adjustments involved increases to federal taxable income for those tax years totaling $376,624.  Of that amount, $357,562 involved the disallowance of the deduction for certain expenses associated with maintaining the Company’s foreclosed real estate and requiring, instead, that such amounts be capitalized.  The IRS’s position with regard to these expenses is currently controversial within the banking industry, and management intends to appeal this proposed tax treatment.  The total potential tax assessment that could result from the proposed adjustments is approximately $128,000, excluding any penalties or interest which we believe would not be material in amount.  In any event, the Company has an available federal income tax net operating loss carryback generated in 2011 that is more than sufficient to offset the IRS’s proposed additions to federal taxable income for the years under examination.

In conjunction with the acquisition of Bank of Westminster, we recognized bargain purchase income of $847,629 which represents the accounting residual remaining after comparing the consideration paid with the fair value of the net assets estimated by independent valuation firms as of the purchase date.  Net deferred tax assets of $694,515 included in net assets acquired reflect the tax-effected differences between the income tax bases of the net assets acquired and their estimated fair values.  A valuation allowance of $2,746,962 was recorded against the Company’s deferred income tax assets through a charge to income tax expense during 2011.  Therefore, $694,515, or 81.9%, of the bargain purchase income was effectively offset by the charge to income tax expense.  Refer to Note B to the Consolidated Financial Statements.

We are subject to US federal income tax as well as income tax of the State of South Carolina.  With few exceptions, we are no longer subject to examination by these taxing authorities for years before 2008 for federal and state income tax.  Interest and penalties related to income tax matters are recognized as interest expense and other noninterest expense, respectively.

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN
RETIREMENT PLAN

NOTE M — RETIREMENT PLAN

The Company sponsors the Community First Bank 401(k) Plan (the “401(k) Plan”) for the exclusive benefit of all eligible employees and their beneficiaries.  Employees are eligible to participate in the 401(k) Plan with no minimum age requirement after completing twelve months of service in which they are credited with at least 501 hours of service.  Employees are allowed to defer and contribute up to 15% of their salary each year.  We match $.50 for each dollar deferred up to 10% of total salary.  The Board of Directors can also elect to make discretionary contributions.  Employees are fully vested in both the matching and any discretionary contributions after five years of service.  The employer contributions to the plan for 2011, 2010 and 2009 totaled $72,266, $66,450 and $69,572 respectively.

In 2007, the Company’s Board of Directors approved certain supplemental benefits for the Chief Executive Officer.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  However, life insurance contracts owned by the Bank provide informal, indirect funding for those benefits.  We recorded deferred compensation expense related to these benefits of $605,068, $543,050 and $486,197 in 2011, 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE N — COMMITMENTS AND CONTINGENCIES

Commitments to Extend Credit - In the normal course of business, the Bank is party to financial instruments with off-balance-sheet risk.  These financial instruments include commitments to extend credit and standby letters of credit, and have elements of credit risk in excess of the amount recognized in the balance sheet.  The exposure to credit loss in the event of nonperformance by the other parties to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual, or notional, amount of those instruments.  Generally, the same credit policies used for on-balance-sheet instruments, such as loans, are used in extending loan commitments and standby letters of credit.

Following are the off-balance-sheet financial instruments whose contract amounts represent credit risk:

	December 31,
	2011	2010

Loan commitments	$24,485,759	$26,833,578
Standby letters of credit	1,051,235	868,735

Loan commitments involve agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and some involve payment of a fee.  Many of the commitments are expected to expire without being fully drawn; therefore, the total amount of loan commitments does not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if any, upon extension of credit is based on management’s credit evaluation of the borrower.  Collateral held varies but may include commercial and residential real properties, accounts receivable, inventory and equipment.

Standby letters of credit are conditional commitments to guarantee the performance of a customer to a third party.  The credit risk involved in issuing standby letters of credit is the same as that involved in making loan commitments to customers.

Litigation - The Company and the Bank were not involved as defendants in litigation at December 31, 2011 and management is not aware of any other pending or threatened litigation, or unasserted claims or assessments that are expected to result in losses, if any, that would be material to the consolidated financial statements.

New Office - Land intended to be used for the Bank’s future expansion is owned near Powdersville, SC.  We have not established either a budget or a schedule for the construction of that proposed office.

Other - The Company and the Bank are not involved in other off-balance-sheet contractual relationships or transactions that could result in liquidity needs or other commitments or significantly impact earnings.

Examination of Federal Income Tax Returns — In January 2012, the Internal Revenue Service began conducting an examination of the Company’s federal income tax returns for the years 2010 and 2009.  Refer to Note L — Income Taxes for further discussion.

DISCLOSURES ABOUT FAIR VALUES	12 Months Ended
Dec. 31, 2011
DISCLOSURES ABOUT FAIR VALUES
DISCLOSURES ABOUT FAIR VALUES

NOTE O — DISCLOSURES ABOUT FAIR VALUES

We do not value any assets or liabilities at fair value under the Fair Value Option provisions of the ASC.  However, we are required to provide the disclosures below about fair value measurements of certain of our financial assets and liabilities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly fashion between market participants at the measurement date.  A three-level hierarchy is used for fair value measurements based upon the transparency of inputs to the valuation.  No consideration of large position discounts for instruments quoted in active markets is allowed.  However, entities are required to consider their own creditworthiness when valuing their liabilities.  For disclosure purposes, fair values for assets and liabilities are shown in the level of the hierarchy that correlates with the least observable level input that is significant to the fair value measurement in its entirety.  The three levels of the fair value hierarchy are described as follows:

Level 1 inputs reflect quoted prices in active markets for identical assets or liabilities.

Level 2 inputs reflect observable inputs that may consist of quoted market prices for similar assets or liabilities, quoted prices that are not in an active market, or other inputs that are observable in the market and can be corroborated by observable market data for substantially the full term of the assets or liabilities being valued.

Level 3 inputs reflect the use of pricing models and/or discounted cash flow methodologies using other than contractual interest rates or methodologies that incorporate a significant amount of management judgment, use of the entity’s own data, or other forms of unobservable data.

The following is a summary of the measurement attributes applicable to financial assets and liabilities that are measured at fair value on a recurring basis:

Fair Value Measurement at Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale		$—	$124,410,803	$—

December 31, 2010
Securities available-for-sale		$—	$169,368,635	$—

Pricing for securities available-for-sale is obtained from an independent third-party that uses a process that may incorporate current prices, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, other reference items and industry and economic events that a market participant would be expected to use as inputs in valuing the securities.  Not all of the inputs listed apply to each individual security at each measurement date.  The independent third party assigns specific securities into an “asset class” for the purpose of assigning the applicable level of the fair value hierarchy used to value the securities.  Securities available-for-sale are measured at fair value with unrealized gains and losses, net of income taxes, recorded in other comprehensive income.

The following is a description of the valuation methodologies used for assets measured at fair value on a nonrecurring basis in the Consolidated Balance Sheets, including the general classification of such instruments pursuant to the valuation hierarchy.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable	Total
		Assets	Inputs	Inputs	Gains
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	(Losses)
Collateral dependent impaired loans		$—	$15,137,005	$—	$(3,461,785)
Land held for sale		—	—	—	—
Foreclosed assets		—	1,897,007	—	(751,043)

	December 31, 2010
Collateral dependent impaired loans		$—	$20,311,928	$—	$—
Land held for sale		—	138,551	—	—
Foreclosed assets		—	11,394,924	—	—

Fair values of collateral dependent impaired loans are estimated based on recent appraisals of the underlying properties or other information derived from market sources.  Land held for sale is valued currently at its cost, which is less than its value as estimated by management.  Management based its estimate of value on its knowledge of property values in the immediate vicinity of the property held.  The fair value of foreclosed assets is estimated based on recent appraisals or other information obtained from market sources.  Management reviews all fair value estimates periodically or whenever new information indicates that there may have been a significant change in the fair value of a property.

The ASC requires disclosure of the estimated fair value of certain on-balance sheet and off-balance sheet financial instruments and the methods and assumptions used to estimate their fair values.  A financial instrument is defined as cash, evidence of an ownership interest in an entity or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from a second entity on potentially favorable or unfavorable terms.  Financial instruments within the ASC’s scope that are not carried at fair value on the Consolidated Balance Sheets are discussed below.  Accordingly, these fair value disclosures provide only a partial estimate of the Company’s fair value.

For cash and due from banks, interest bearing deposits due from banks and federal funds sold, the carrying amount approximates fair value because these instruments generally mature in 90 days or less.  The carrying amounts of accrued interest receivable or payable approximate fair values.

The fair value of held-to-maturity mortgage-backed securities issued by Government sponsored enterprises is estimated based on dealers’ quotes for the same or similar securities.

The fair value of FHLB stock is estimated at its cost.  The FHLB historically has redeemed its outstanding stock at that value.

Fair values are estimated for loans using discounted cash flow analyses, using interest rates currently offered for loans with similar terms and credit quality.  We do not engage in originating, holding, guaranteeing, servicing or investing in loans where the terms of the loan product give rise to a concentration of credit risk.

The fair value of deposits with no stated maturity (noninterest bearing demand, interest bearing transaction accounts and savings) is estimated as the amount payable on demand, or carrying amount, as required by the ASC.  The fair value of time deposits is estimated using a discounted cash flow calculation that applies rates currently offered to aggregate expected maturities.

The fair values of short-term borrowings, if any, approximate their carrying amounts.

The fair values of fixed rate long-term debt instruments are estimated using discounted cash flow analyses, based on the borrowing rates currently in effect for similar borrowings.  The fair values of variable rate long-term debt instruments are estimated at the carrying amount.

The estimated fair values of off-balance-sheet financial instruments such as loan commitments and standby letters of credit are generally based upon fees charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ creditworthiness.  The vast majority of the banking subsidiary’s loan commitments do not involve the charging of a fee, and fees associated with outstanding standby letters of credit are not material.  For loan commitments and standby letters of credit, the committed interest rates are either variable or approximate current interest rates offered for similar commitments.  Therefore, the estimated fair values of these off-balance-sheet financial instruments are nominal.

The following is a summary of the carrying amounts and estimated fair values of the Company’s financial assets and liabilities:

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Cash and due from banks	$3,354,856	$3,354,856	$1,711,068	$1,711,068
Interest bearing deposits due from banks	121,554,963	122,057,031	39,170,864	39,170,864
Securities available-for-sale	124,410,803	124,410,803	169,368,635	169,368,635
Securities held-to-maturity	4,395,700	4,751,617	6,388,693	6,816,698
Federal Home Loan Bank stock	1,143,100	1,143,100	1,362,800	1,362,800
Loans, net	220,297,452	220,266,000	251,078,508	252,385,000
Accrued interest receivable	1,878,988	1,880,581	2,491,378	2,491,378
Financial liabilities
Deposits	463,842,215	465,941,000	445,310,008	446,763,000
Accrued interest payable	1,153,596	1,153,596	1,698,204	1,698,204
Short-term borrowings	—	—	5,000,000	5,000,000
Long-term debt	6,500,000	6,521,000	6,500,000	6,528,000

The following is a summary of the notional or contractual amounts and estimated fair values of our off-balance sheet financial instruments:

	December 31,
	2011		2010
	Notional/	Estimated	Notional/	Estimated
	Contract	Fair	Contract	Fair
	Amount	Value	Amount	Value
Off-balance sheet commitments
Loan commitments	$24,485,759	$—	$26,833,578	$—
Standby letters of credit	1,051,235	—	868,735	—

ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2011
ACCOUNTING CHANGES
ACCOUNTING CHANGES

NOTE P — ACCOUNTING CHANGES

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U. S. GAAP and IFRSs.”  ASU 2011-04 is intended to further the efforts to converge the requirements of United States Generally Accepted Accounting Principles (“U. S. GAAP”) and International Financial Reporting Standards (“IFRS”) requirements for measurement of and disclosures about fair value.  The main provisions that may be applicable to the Company’s business are a prohibition against grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity’s net exposure to the group; an extension of the prohibition against the use of a blockage factor to all fair value measurements (the prohibition currently applies only to financial instruments with quoted prices in active markets (Level 1)); and a requirement that, for recurring Level 3 measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used, and qualitative details about the sensitivity of the measurements.  In addition, for instruments not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value disclosed.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Adoption of this ASU is not expected to have a significant impact on the Company’s fair value measurements, financial condition, results of operation or cash flows.

In June 2011, FASB issued Accounting Standards Update 2011-05 (“ASU 2001-05”) “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.”  The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in comprehensive income.  Upon its effectiveness for annual and interim periods beginning after December 31, 2011, the ASU requires that all entities report all nonowner changes in stockholders’ equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Retrospective application is required to be applied to prior periods.  ASU 2001-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  ASU 2011-05 also includes requirements pertaining to the presentation on the face of the financial statements of items reclassified out of accumulated other comprehensive income to net income.  We have not yet decided which of the available options we will use in fulfilling the requirements of this ASU.

In December 2011, FASB issued Accounting Standards Update 2011-12 (“ASU 2011-12”) “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05” which defers the effective date of only the provisions of ASU 2011-05 that require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and the components of other comprehensive income for all periods presented until the Board can reconsider the related costs and benefits of providing that information.  ASU 2011-12 does not defer the effective date of the ASU 2011-05 requirements to report all nonowner changes in stockholders’ equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements or the retrospective application of those requirements.  After the release of ASU 2011-05, various stakeholders raised concerns that the new presentation requirements about reclassifications would be difficult for preparers and may add unnecessary complexity to financial statements.  ASU 2011-12 requires that entities continue to report reclassifications out of other comprehensive income consistent with the presentation requirements in effect before the issuance of ASU 2011-05.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE Q — SUBSEQUENT EVENTS

We evaluated events subsequent to the balance sheet date through the date that the financial statements were issued.

Subsequent events may provide additional evidence about conditions that existed at the balance sheet date, including estimates inherent in the process of preparing financial statements (recognized subsequent events), or may provide evidence about conditions that did not exist at the balance sheet date but arose after the balance sheet date but before the financial statements were issued (nonrecognized subsequent events).  The effects of recognized subsequent events, if any, have been included in the financial statements.  If the effects of nonrecognized subsequent events, if any, were of a nature that they must be disclosed to keep the financial statements from being misleading, we would disclose both the nature of the event and an estimate of its financial effect or would state that an estimate of the financial effect cannot be made.  As of December 31, 2011, other than the IRS’ proposed federal income tax adjustments to the Company’s 2009 and 2010 income tax returns discussed in Note L — Income Taxes to the consolidated financial statements, there were no nonrecognized subsequent events that required disclosure.

COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)
COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)

NOTE R — COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)

	December 31,
	2011	2010
Condensed Balance Sheets
Assets
Cash	$466,229	$766,351
Investment in banking subsidiary	38,376,211	40,206,729
Investment in nonbanking subsidiary	4,074,678	4,140,850
Land held for sale	138,551	138,551
Other assets	100,828	58,948
Total assets	$43,156,497	$45,311,429

Liabilities
Due to nonbanking subsidiry	$91,634	$—
Shareholders’ equity	43,064,863	45,311,429
Total liabilities and shareholders’ equity	$43,156,497	$45,311,429

	Years Ended December 31,
	2011	2010	2009
Condensed Statements of Income
Income
Interest income	$4,838	$11,147	$13,690
Total income	4,838	11,147	13,690
Expenses
Interest expense	—	—	47,119
Other expenses	104,280	184,524	138,030
Total expenses	104,280	184,524	185,149
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(99,442)	(173,377)	(171,459)
Income tax expense (credit)	—	(58,948)	(58,296)
Equity in undistributed earnings (loss) of banking subsidiary	(3,256,426)	1,236,477	1,213,877
Equity in undistributed earnings (loss) of nonbanking subsidiary	(66,172)	(9,150)	—
Net income (loss)	$(3,422,040)	$1,112,898	$1,100,714

	Years Ended December 31,
	2011	2010	2009
Condensed Statements of Cash Flows
Operating activities
Net income (loss)	$(3,422,040)	$1,112,898	$1,100,714
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed loss (earnings) of banking subsidiary	3,256,426	(1,236,477)	(1,213,877)
Equity in undistributed loss of nonbanking subsidiary	66,172	9,150	—
Increase in other assets	(41,880)	(652)	(33,621)
Other	1	(2)	—
Net cash used by operating activities	(141,321)	(115,083)	(146,784)
Investing activities
Investment in nonbanking subsidiary	—	—	(4,150,000)
Net cash used by investing activities	—	—	(4,150,000)
Financing activities
Exercise of employee stock options	—	16,873	486,232
Proceeds borrowed from nonbanking subsidiary	91,634	—	—
Net proceeds from issuing preferred stock (costs of $23,785)	—	—	3,126,215
Common stock repurchased and cancelled	(91,634)	—	(79,985)
Payment of dividends on preferred stock	(157,500)	(157,500)	—
Payment of cash in lieu of fractional shares for common stock dividend	(1,301)	(2,070)	(6,515)
Net cash (used) provided by financing activities	(158,801)	(142,697)	3,525,947
Decrease in cash and cash equivalents	(300,122)	(257,780)	(770,837)
Cash and cash equivalents, beginning	766,351	1,024,131	1,794,968
Cash and cash equivalents, ending	$466,229	$766,351	$1,024,131